Interest-bearing loans and borrowings - Disclosure of terms and conditions of outstanding loans (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,402,035,000	$ 930,713,000
Unsecured Revolving loan 80.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	80,000,000.0
Facility size	85,000,000	88,400,000
Borrowings	85,000,000	0
Unsecured Revolving loan 80.0M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 85,149,000	(66,000)
Unsecured Revolving loan 80.0M | SOFR + CAS
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%
Secured FSO loan 150M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 150,000,000
Facility size	116,120,000	124,809,000
Borrowings	116,120,000	124,809,000
Secured FSO loan 150M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 115,195,000	123,728,000
Secured FSO loan 150M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.15%
Secured vessels loan Refi - Revolving facility 932000000M*
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 932,000,000
Facility size	932,432,000	725,000,000
Borrowings	778,681,000	0
Secured vessels loan Refi - Revolving facility 932000000M* | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 772,381,000	(8,398,000)
Secured vessels loan Refi - Revolving facility 932000000M* | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Secured vessels loan Refi - Revolving facility 932000000M* | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%
Secured vessels loan Refi - Transition facility 293000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 293,000,000
Facility size	293,415,000	368,225,000
Borrowings	293,415,000	368,225,000
Secured vessels loan Refi - Transition facility 293000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 291,258,000	365,662,000
Secured vessels loan Refi - Transition facility 293000000M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Secured vessels loan Refi - Transition facility 293000000M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%
Secured vessels loan Refi - Newbuild facility 190M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 190,000,000
Facility size	0	47,500,000
Borrowings	0	47,500,000
Secured vessels loan Refi - Newbuild facility 190M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	47,433,000
Secured vessels loan Refi - Newbuild facility 190M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Secured vessels loan Refi - Newbuild facility 190M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%
Credit Line Belfius Windcat EUR 1250000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,250,000
Facility size	1,338,000	0
Borrowings	1,338,000	0
Credit Line Belfius Windcat EUR 1250000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,338,000	0
Credit Line Belfius Windcat EUR 1250000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.83%
Credit Line KBC Windcat EUR 1250000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,250,000
Facility size	1,338,000	0
Borrowings	1,338,000	0
Credit Line KBC Windcat EUR 1250000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,338,000	0
Credit Line KBC Windcat EUR 1250000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.40%
Loan BNPPF 100000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 100,000,000
Facility size	107,197,000	0
Borrowings	57,449,000	0
Loan BNPPF 100000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 57,449,000	0
Loan BNPPF 100000000M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%
Loan CEXIM I 152000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 152,000,000
Facility size	151,993,000	0
Borrowings	44,811,000	0
Loan CEXIM I 152000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43,983,000	0
Loan CEXIM I 152000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan CEXIM II 280000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 280,000,000
Facility size	279,910,000	0
Borrowings	175,077,000	0
Loan CEXIM II 280000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 171,060,000	0
Loan CEXIM II 280000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%
Loan CEXIM III 224000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 224,000,000
Facility size	224,000,000	0
Borrowings	0	0
Loan CEXIM III 224000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	0
Loan CEXIM III 224000000M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan KBC/Belfius Windcat EUR 78000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 78,000,000
Facility size	83,481,000	0
Borrowings	44,229,000	0
Loan KBC/Belfius Windcat EUR 78000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43,883,000	0
Loan KBC/Belfius Windcat EUR 78000000M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.25%
Loan SocGen EUR 50000000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 50,000,000
Facility size	53,646,000	0
Borrowings	25,439,000	0
Loan SocGen EUR 50000000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 25,439,000	0
Loan SocGen EUR 50000000M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%
Loan SocGen EUR 8800000M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 8,800,000
Facility size	8,949,000	0
Borrowings	8,949,000	0
Loan SocGen EUR 8800000M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,003,000	0
Loan SocGen EUR 8800000M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.10%
Total interest-bearing bank loans
Disclosure of detailed information about borrowings [line items]
Facility size	$ 2,338,819,000	1,353,934,000
Borrowings	1,631,847,000	540,534,000
Total interest-bearing bank loans | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,617,476,000	$ 528,359,000